Note 17 - Fair Value Disclosure Measurements (Detail) - Additional Quantitative Information About Assets Measured at Fair Value on Non-Recurring Basis (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
Appraisal Adjustments [Member] | Minimum [Member] | Impaired Loans [Member]
Unobservable Input	20.00%
Appraisal Adjustments [Member] | Maximum [Member] | Impaired Loans [Member]
Unobservable Input	(68.00%)
Appraisal Adjustments [Member] | Impaired Loans [Member]
Estimate (in Dollars)	17,600
Valuation Techniques	Appraisal of collateral (1)	[1]
Liquidation Expenses [Member] | Minimum [Member] | Impaired Loans [Member]
Unobservable Input	0.30%
Liquidation Expenses [Member] | Maximum [Member] | Impaired Loans [Member]
Unobservable Input	(45.80%)
Appraisal of Collateral [Member] | Other Real Estate Owned [Member]
Estimate (in Dollars)	1,846
Valuation Techniques	Appraisal of collateral (1), (3)	[1],[2]

[1]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various level 3 inputs which are not identifiable.
[2]	Includes qualitative adjustments by management and estimated liquidation expenses.